Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment
3	Property and equipment

				Right
	Furniture	Data	Office	of
	and	centre	computer	use
	fixtures	equipment		assets	Total
	$	$	equipment $	$	$
Net book value – December 31, 2020	850,831	8,824	367,405	6,718,050	7,945,110
Additions	23,999	—	369,860	674,927	1,068,786
Depreciation	(232,625)	(7,244)	(270,978)	(3,133,430)	(3,644,277)

Net book value – December 31, 2021	642,205	1,580	466,287	4,259,547	5,369,619

	Furniture	Data	Office
	and	centre	computer	Right of
	fixtures	equipment	equipment	use assets	Total
	$	$	$	$	$
Net book value – December 31, 2019	373,330	21,351	482,641	6,101,512	6,978,834
Additions	693,599	—	100,005	4,129,910	4,923,514
Depreciation	(216,098)	(12,527)	(215,241)	(3,513,372)	(3,957,238)

Net book value – December 31, 2020	850,831	8,824	367,405	6,718,050	7,945,110